Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$46,637	$1,309
Restricted cash	$490	$565
Total cash, cash equivalents, and restricted cash	$47,127	$1,874

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Computer Equipment	3 years
Office Furniture	5 years
Machinery and Equipment	5 years
Leasehold Improvements	1-5 years